Income Taxes - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Dec. 22, 2017	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Provisional Estimate of Benefit (Expense) Impact on Remeasurement of Deferred Tax Balances in Connection with December 22, 2017 Income Tax Legislation		$ 36.3	$ 1,086.9	$ 1,215.9
Provisional Amount for One-time Transition Tax Liability in Connection with December 22, 2017 Income Tax Legislation				95.4
Provisional Amount for One-time Transition Tax Liability in Connection with December 22, 2017 Income Tax Legislation, Net of a Release of a Previously Recorded Outside Basis Difference				87.1
Operating Loss Carryforwards				13.3	$ 61.2
Deferred income tax assets:
State net operating loss carryforwards				78.4	70.6
Federal and foreign net operating loss carryforwards				188.7	204.1
Deferred income tax liabilities:
Operating Loss Carryforwards				13.3	61.2
Undistributed Foreign Earnings				1,500.0
Balance at end of fiscal year				127.1	148.9	$ 166.8	$ 106.6
Unrecognized Tax Benefits that Would Impact Effective Tax Rate				108.7	138.0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued				70.4	81.7
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense				5.8	7.4	$ 2.9
Decrease in Unrecognized Tax Benefits is Reasonably Possible				5.5
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards				1,676.0	1,885.0
Deferred income tax assets:
State net operating loss carryforwards				78.4	70.6
Tax Credit Carryforward, Deferred Tax Asset				64.8	54.4
Tax credit carryforward, valuation allowance				56.1	47.3
Deferred income tax liabilities:
Operating Loss Carryforwards				1,676.0	1,885.0
Operating Loss Carryforwards, Valuation Allowance				7.8	15.9
Foreign Country [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards				698.4	673.7
Deferred income tax assets:
Federal and foreign net operating loss carryforwards				185.8	182.6
Deferred income tax liabilities:
Operating Loss Carryforwards				698.4	673.7
Operating Loss Carryforwards, Valuation Allowance				161.5	149.6
Alternative Minimum Tax Credits [Member]
Deferred income tax liabilities:
Tax credit carryforward				14.7	$ 132.2
Research Tax Credit Carryforward [Member]
Deferred income tax liabilities:
Tax credit carryforward				0.0
General Business Tax Credit Carryforward [Member]
Deferred income tax liabilities:
Tax credit carryforward				$ 0.0
Minimum [Member]
Deferred income tax liabilities:
Operating loss carryforward expiration				Oct. 01, 2031
Minimum [Member] | State and Local Jurisdiction [Member]
Deferred income tax liabilities:
Operating loss carryforward expiration				Oct. 01, 2020
Tax Credit Carryforward, Years to Expiration				5 years
Minimum [Member] | Foreign Country [Member]
Deferred income tax liabilities:
Operating loss carryforward expiration				Oct. 01, 2020
Maximum [Member]
Deferred income tax liabilities:
Operating loss carryforward expiration				Sep. 30, 2038
Maximum [Member] | State and Local Jurisdiction [Member]
Deferred income tax liabilities:
Operating loss carryforward expiration				Sep. 30, 2038
Tax Credit Carryforward, Years to Expiration				10 years
Maximum [Member] | Foreign Country [Member]
Deferred income tax liabilities:
Operating loss carryforward expiration				Sep. 30, 2038